UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                   FORM N-CSRS

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file Number: 811-09575

                            MEEHAN MUTUAL FUNDS, INC.
                            -------------------------
               (Exact name of Registrant as Specified in Charter)
                               1900 M Street, N.W.
                                    Suite 600
                             Washington, D.C.  20036
               (Address of Principal Executive Office) (Zip Code)
       Registrants Telephone Number, including Area Code: 1-866-884-5968

                           THOMAS P. MEEHAN, PRESIDENT
                               1900 M Street, N.W.
                                    Suite 600
                             Washington, D.C. 20036
                     (Name and Address of Agent for Service)
                                    Copy to:
                              ROBERT J. ZUTZ, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C.  20036



Date of fiscal year end: October 31

Date of reporting period: April 30, 2006

This amendment seeks to update Item 4 of the certifications under Section 302 of the Sarbanes-Oxley Act of 2002. All other information is unchanged from the original filing (filed 7-7-06).